Other comprehensive income - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (672)	€ (157)	€ (308)
Fair Value	85,239	108,038	120,953
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	30	25	28
Capital losses by valuation	(926)	(663)	(849)
Net gains/losses by valuation	(896)	(638)	(821)
Fair Value	500	759	1,032
International
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	373	573	625
Capital losses by valuation	(1,045)	(730)	(933)
Net gains/losses by valuation	(672)	(157)	(308)
Fair Value	1,941	2,453	2,783
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	84	39	65
Capital losses by valuation	(60)	(58)	(76)
Net gains/losses by valuation	24	(19)	(11)
Fair Value	225	170	314
International | United States
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	15	13	7
Capital losses by valuation	0	(4)	(4)
Net gains/losses by valuation	15	9	3
Fair Value	29	31	25
International | Latin America and rest
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	244	496	525
Capital losses by valuation	(59)	(5)	(4)
Net gains/losses by valuation	185	491	521
Fair Value	1,187	1,493	1,412
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	246	500	525
Capital losses by valuation	(113)	(44)	(31)
Net gains/losses by valuation	133	456	494
Fair Value	1,200	1,521	1,424
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	127	73	100
Capital losses by valuation	(932)	(686)	(902)
Net gains/losses by valuation	(805)	(613)	(802)
Fair Value	€ 741	€ 932	€ 1,359